
R&B




AFL-CIO HOUSING INVESTMENT TRUST

January 2016

Fund Overview

National Office
2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037 • (202) 331-8055

www.aflcio-hit.com

Features of the HIT: Competitive Returns, Impact Investing

- **$5.5 billion investment grade fixed-income portfolio**
  - Open-end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U.S. Securities and Exchange Commission
  - Monthly unit valuation and income distribution- third party pricing provides integrity

- **Consistent and competitive returns**
  - The HIT's gross returns have exceeded the Barclays Aggregate for 23 consecutive calendar years
  - Includes 2008, when many fixed-income investments had lower or negative returns

- **30 years of impact investing**
  - Invested over $8.7 billion nationally (in current dollars) since inception in 1984, financed 458 projects in 29 states
  - All construction is done 100% union
  - Generated 75,900 union construction jobs and over 161,200 total jobs across the U.S.
  - More livable communities with quality affordable housing and a sustainable environment

As of December 31, 2015

Investor Profile: 383 Investors

- 372 Taft-Hartley pension plans/labor organizations
  - $3.91 billion in net assets
  - 72% total assets
  - 282 building trades funds and 88 industrial and service funds
  - 34 Health & Welfare plans
- 11 public employee pension plans
  - $1.54 billion in net assets
  - 28% total assets

As of December 31, 2015

Construction Jobs Initiative: Union Construction Jobs and Positive Impact

Since 2009, the initiative has created 22,420 union construction jobs and is working towards 25,000 jobs

The HIT and subsidiary Building America have invested in 80 projects in 36 cities

Leveraged capital for total development value of $4.5 billion

Significant total impact on the national economy and local communities*:

- 47,770 total jobs, including 22,420 construction jobs and other jobs attributed to the HIT's investments
- $3.0 billion in salaries and benefits, including $1.5 billion for construction workers
- $338 million in local tax revenues and $642 million in federal revenues
- $7.5 billion in total economic activity

- The HIT generated cumulative 37.0% gross return and cumulative 32.9% net return from the beginning of 2009 through December 31, 2015.

**Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input-output model based on HIT project data and secondary source information. Projects include those with financing by HIT's subsidiary Building America. In 2014 dollars.*

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2015, was 1.13%, 1.56%, 3.34%, and 4.56%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

30 Years of Impact Investing: Housing, Union Construction Jobs & Economic Benefits

- **$25 billion total economic impact***
  - Created nearly $10 billion in personal income including benefits, with approximately $5 billion for construction workers
  - Produced over 101,000 housing and healthcare units nationwide, with 65% housing affordable
- **$3 billion in tax revenues***
  - State and local revenue of $1 billion; federal revenue over $2 billion
- **Green Jobs Initiative – HIT invested over $1.5 billion**
  - **LEED-** certified projects –HIT invested $683 million and Building America provided $67.5 million in tax credits for 32 projects with total development value of over $2.2 billion since 2001
  - **Energy retrofit projects-** invested $898 million in 29 projects with total development value of $1.7 billion since 2010

**Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input-output model based on HIT project data and secondary source information. Projects include those with financing by HIT's subsidiary Building America. In 2014 dollars.*

As of December 31, 2015

Cycle of Sustainable Investment


Union pension funds invest in HIT
HIT finances development projects through guaranteed securities
Construction securities help provide competitive returns
Construction projects generate good union jobs
Union workers contribute to pension funds
1
2
3
4
5
The HIT Investment Cycle

The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

The Team

- **Leadership**
  - Stephen Coyle, CEO: 40+ years experience in housing production and finance, economic development, and urban planning, with 24 years at the HIT
  - Ted Chandler, COO: 27 years experience in housing finance and community development, including 15 years at Fannie Mae and 6 years at the HIT
  - Erica Khatchadourian, CFO: 27 years experience in accounting for financial transactions, general and personnel management and policy development, with 23 years at the HIT
- **Portfolio management**
  - Chang Suh, CFA, Sr. EVP/Chief Portfolio Manager: 20 years experience, including in the financial services group of Arthur Andersen, specializing in the commercial mortgage industry and 18 years at the HIT
  - Guy Carter, Senior Portfolio Manager: 14 years of experience including 6 years at Freddie Mac and 8 years at the HIT
  - Mike Cook, CFA, FRM, Senior Portfolio Manager: 13 years of experience at the HIT
  - David Phillips, Senior Portfolio Analyst: 17 years of experience at the HIT

Organizational Structure



Board of Trustees
Nicholas Milano
General Counsel
Stephen Coyle
Chief Executive Officer
Kate Rosenthal
Chief of Staff
Christopher Kaiser
Chief Compliance Officer*
Eric Price
Executive Vice President^
Erica Khatchadourian
Chief Financial Officer
Chang Suh
Senior Executive Vice President/ Chief Portfolio Manager
Ted Chandler
Chief Operating Officer
Debbie Cohen
Chief Development Officer
Thalia Lankin
Director of Operations
Lesyllee White
Executive Vice President and Managing Director of Marketing
Stephanie Wiggins
Executive Vice President & Chief Investment Officer

* The Deputy General Counsel/Chief Compliance Officer reports to the General Counsel and the Board of Trustees.

^ Also serves as Chief Executive Officer of Building America CDE, Inc., a wholly owned subsidiary of the HIT formed in January 2010. Building America has been certified as a Community Development Entity by the CDFI Fund.

Investment Objective and Strategy

OBJECTIVE:
Generate competitive risk-adjusted fixed-income returns while financing housing, including affordable and workforce housing, and creating union construction jobs

STRATEGY:

- Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Barclays Aggregate.
- Overweight government/agency multifamily mortgage-backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk.
  - Expertise in government/agency multifamily MBS
  - Directly sources construction-related multifamily MBS
  - Focus on construction-related multifamily MBS can provide a yield advantage.
  - Substitution of prepayment-protected multifamily MBS for corporates and some Treasuries in the benchmark can make the HIT a better source of diversification than other core fixed-income strategies.

Superior Yield and Lower Credit Risk

As of December 31, 2015	HIT	Barclays Aggregate
Superior Credit Profile		
U.S. Government/Agency /AAA/Cash	95.2%	71.8%
A & Below	0.1%	23.8%
Superior Yield		
Current Yield: 18 basis point advantage	3.27%	3.09%
Similar Interest Rate Risk		
Effective Duration	5.05	5.50
Convexity	0.10	0.06
Similar Call /Prepayment Risk		
Call Protected	76%	71%
Not Call Protected	24%	29%

The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482.

HIT Performance Relative to the Benchmark



Annualized Total Returns versus Benchmark
As of December 31, 2015
6.0%
5.0%
4.0%
3.0%
2.0%
1.0%
0.0%
1.58%
1.13%
0.55%
2.00%
1.56%
1.44%
3.78%
3.34%
3.25%
5.01%
4.56%
4.51%
1-year
3-year
5-year
10-year
HIT Gross
HIT Net
Barclays Aggregate

The HIT's gross and net returns exceeded the Barclays Aggregate for the 1-, 3-, 5- and 10-year periods ending December 31, 2015.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2015, was 1.13%, 1.56%, 3.34%, and 4.56%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Average Annual Total Returns vs. Benchmark



Calendar Year Returns as of Year-end
13%
11%
9%
7%
5%
3%
1%
-1%
-3%
8.60%
8.21%
8.44%
12.04%
11.64%
10.25%
4.17%
3.78%
4.10%
4.59%
4.20%
4.34%
3.03%
2.64%
2.43%
5.08%
4.65%
4.33%
7.14%
6.70%
6.97%
5.68%
5.25%
5.24%
6.73%
6.28%
5.93%
6.62%
6.16%
6.54%
8.34%
7.86%
7.84%
4.71%
4.27%
4.22%
-1.95%
-2.37%
-2.02%
6.56%
6.10%
5.97%
1.58%
1.13%
0.55%
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015
HIT Gross
HIT Net
Barclays Aggregate

The HIT's gross returns have exceeded the Barclays Aggregate for 23 consecutive calendar years, including 2008, when many fixed-income investments' returns were lower than the benchmark or negative.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2015, was 1.13%, 1.56%, 3.34%, and 4.56%, respectively. The performance data quoted represents past performance and is no guarantee of future results. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

HIT Performance Relative to the Benchmark


HIT Performance Tracks Benchmark
As of December 31, 2015
15%
12%
9%
6%
3%
0%
-3%
Dec-00
Dec-01
Dec-02
Dec-03
Dec-04
Dec-05
Dec-06
Dec-07
Dec-08
Dec-09
Dec-10
Dec-11
Dec-12
Dec-13
Dec-14
Dec-15
HIT Gross
Barclays Aggregate

Rolling annual returns show a high correlation with the Barclays Aggregate, exceeding the benchmark during periods of economic weakness; 97% correlation of month-over-month returns over the 5 years ending December 31, 2015.

HIT's net performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2015, was 1.13%, 1.56%, 3.34%, and 4.56%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Active Risk Management

Risk characteristics are actively measured, monitored and managed relative to the benchmark, the Barclays Aggregate

- **Lower credit risk – Higher credit quality**
  - Government/agency MBS
  - Substitutes call-protected multifamily MBS for corporate debt and some Treasuries and agency debt
  - No derivatives
  - No leverage through borrowing
- **Similar interest rate risk**
  - Duration and convexity similar to the benchmark

High liquidity

- More than 99% invested in liquid securities
- Not a real estate fund

Oversight Committees comprised of senior management

- **Portfolio Management Committee**
  - Sets portfolio macro-strategy and oversees Portfolio Management Group (PMG), monitors trading and valuation matters, approves counterparties
- **Investment Committee**
  - Reviews and approves all commitments related to construction, including pricing by PMG
  - Board of Trustees Executive Committee approves all transactions greater than $75 million

High Credit Quality: 95% Government/Agency/AAA/Cash


Credit Quality
As of December 31, 2015
Direct Loan 0.1%
Cash & Cash Equivalents
3.8%
42.0%
US Government (including Treasury, FHA & Ginnie)
4.6%
AA Average Quality (State Housing Bonds)
46.6%
3.0%
AAA
Agency (including Fannie & Freddie)

Based on total investments and including unfunded commitments.

Overweight to Multifamily Sector: 62% Allocation



Sector Allocation
As of December 31, 2015
30-Year SF MBS
15-Year SF MBS
Treasury/Agency Notes
ARMS/floaters SF MBS
Short Term
Construction-Related MF MBS
AAA Private- Label CMBS
15.2%
1.3%
6.7%
8.5%
7.0%
3.8%
2.5%
55.0%
Permanent MF MBS

Based on total investments and including unfunded commitments.

HIT Offers Diversification Benefits

Correlation of Monthly Year-over-Year Changes in Indices vs. HIT
Periods ending December 31, 2015

Asset	Five Year	Ten Year
HIT (net)	1.00	1.00
Barclays Capital Aggregate Bond Index	0.99	0.96
Bloomberg REIT Index	0.44	0.03
U.S. Standard & Poors 500 Index	-0.45	-0.20
United Kingdom FTSE 100 Index	-0.46	-0.14

Over the past five- and ten- year periods, the HIT's returns have been negatively correlated to equities. Although highly correlated with the Barclays Aggregate, the HIT does not hold corporate debt and thus provides better diversification and credit quality.

Source: Haver Analytics, Bloomberg LP, Barclays Aggregate, and the HIT

Multifamily Focus: Attractive Spreads

Historical Multifamily Spreads
December 2010 - December 2015



Spreads to 10-Year Treasury in Basis Points
220
200
180
160
140
120
100
80
60
40
20
0
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Ginnie Mae Permanent
Ginnie Mae Construction/Permanent
Fannie Mae Multifamily 10/9.5 DUS

Source: HIT and Securities Dealers

Multifamily construction-related loan spreads remain higher than permanent loan spreads and some other high credit quality options.

Investment Comparison
As of December 31, 2015

Investment Type	Effective Duration	Effective Convexity	Yield (%)	Spread to 10-Year (bps)
10 Year UST	8.95	0.45	2.28%	0
GNMA Construction/Perm.	8.93	0.48	3.65%	137
GNMA Permanent	8.09	0.39	3.09%	82
Agency CMBS	9.79	1.18	3.85%	158
FNMA Multifamily 10/9.5 DUS	7.39	0.34	3.09%	82
FNMA 3.0% 30yr MBS	6.69	-1.58	2.99%	72
Gold (Freddie Mac) 3.0% 30yr MBS	6.71	-1.50	3.02%	75
GNMA 3.0% 30yr MBS	5.50	-1.11	2.79%	52
Corp (10yr) AAA*	8.06	0.75	3.51%	123

*(*GE 09/15/2025 mat rated AA+ s&p)*

May not add due to rounding

Construction-related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation.

2015 Interest Rate Environment

U.S. Treasury Yield Curve Shift



3.5
3.0
2.5
2.0
1.5
1.0
0.5
0.0
3.12
3.01
2.75
2.35
2.27
2.17
1.76
1.65
1.31
1.05
1.07
1.01
0.67
0.65
2 Year
3 Year
5 Year
10 Year
30 Year
12/31/2014
6/30/2015
12/31/2015

10-Year Treasury vs. Ginnie Mae Construction/Permanent MBS Yields



Percent
5.0
4.5
4.0
3.5
3.0
2.5
2.0
1.5
1.0
Dec-13
Feb-14
Apr-14
Jun-14
Aug-14
Oct-14
Dec-14
Feb-15
Apr-15
Jun-15
Aug-15
Oct-15
Dec-15
10-year Treasury Yield
Ginnie Mae Construction/Permanent Yield

Source: Bloomberg and the HIT

Strong Demand for Multifamily Housing

Home Ownership Continues to Fall
(percent)


70
69
68
67
66
65
64
63
Q2-2001
Q1-2002
Q4-2002
Q3-2003
Q2-2004
Q1-2005
Q4-2005
Q3-2006
Q2-2007
Q1-2008
Q4-2008
Q3-2009
Q2-2010
Q1-2011
Q4-2011
Q3-2012
Q2-2013
Q1-2014
Q4-2014
Q3-2015

Increased Demand for Multifamily Housing:
(6 month moving average, thousands, annual rate)


500
450
400
350
300
250
200
150
100
50
0
May-07
Nov-07
May-08
Nov-08
May-09
Nov-09
May-10
Nov-10
May-11
Nov-11
May-12
Nov-12
May-13
Nov-13
May-14
Nov-14
May-15
Nov-15

Household Formation
(thousands of new households)


3000
2500
2000
1500
1000
500
0
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013
2014
2015

Source: top, US Census Bureau; bottom, US Census Bureau and Haver Analytics (adjusted for breaks in data)

Strong Demand for Multifamily Housing

- Americans switching to renting vs. owning
- Still difficult to access mortgage credit for single family home buyers
- Lessons learned from housing bubble
- Demographics/household formation
- Rehab opportunities: aging multifamily projects will need substantial rehab in dense urban markets
- Migration into major cities and limited land – need to build up
- Time horizon – multifamily demand expected to be strong and ongoing for the foreseeable future

HIT Positioned Well in the Current Environment

- Low inflation, tepid global economic growth, geopolitical risk.
- Trajectory for future fed funds rate hikes likely to be gradual due to concerns about low inflation and downside risks to the economy. Other central banks are moving in the opposite direction (i.e., lower rates and quantitative easing).
- High credit quality government/agency multifamily MBS offer relative value, with higher yields and lower credit risk than many other investment alternatives.
- Strong demand for rental and affordable housing expected for many years. This should help build the HIT's pipeline of investments to execute its strategy.
- Outlook is for steady growth of assets and investors based on the HIT's long track record of competitive returns and its ability to create jobs and stimulate local economies.

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments

The HIT offers investors:

Competitive Returns

Low Risk Liquid Investment

Diversification

Construction Jobs

Affordable Housing



Hunter's Point South - Building A
Queens



Lake Village East Apartments
Chicago



101 Polk
San Francisco



225 Centre Street
Boston

Contact Information

Washington, DC, Headquarters
2401 Pennsylvania Avenue, NW, Suite 200
Washington, DC 20037
(202) 331-8055

www.aflcio-hit.com

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT's website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind.

Fund name

Performance for Periods Ending December 31, 2015					
	1 Year	**3 Year**	**5 Year**	**10 Year**	**Since Inception**
HIT Time-Weighted, Gross	1.58%	2.00%	3.78%	5.01%	-
HIT Time-Weighted, Net	1.13%	1.56%	3.34%	4.56%	-
Participant Dollar-Weighted					

Market Value of Units Held at 12/31/15:

Returns over one year are annualized. The performance data quoted represents past performance and is no guarantee of future results. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

Important Notice. The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account. Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported. In accordance with the Investment Company Act of 1940, as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi-annual (unaudited) reports and its complete schedule of portfolio holdings for the 1st and 3rd quarters on Form N-Q.